Loans Receivable, Net (Purchased Credit Impaired Loans) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 06, 2013 Roma Financial Corporation	Oct. 15, 2012 Marathon Banking Corporation And Marathon National Bank Of New York	Dec. 31, 2013 PCI Loans Roma Financial Corporation	Dec. 31, 2013 PCI Loans Marathon Banking Corporation And Marathon National Bank Of New York	Dec. 31, 2012 PCI Loans Marathon Banking Corporation And Marathon National Bank Of New York
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period [Abstract]
PCI loans, outstanding	$ 36,047,000	$ 6,744,000			$ 26,400,000	$ 36,000,000	$ 6,700,000
Contractually required principal and interest			46,231,000	11,774,000
Contractual cash flows not expected to be collected (non-accretable difference)			(16,441,000)	(4,163,000)
Expected cash flows to be collected			29,790,000	7,611,000
Interest component of expected cash flows (accretable yield)			(3,425,000)	(1,537,000)
Fair value of acquired loans			26,365,000	6,074,000
Accretable Yeild [Roll Forward]
Balance, beginning of period	1,457,000	0
Acquisitions	3,425,000	1,537,000
Accretion	(728,000)	(80,000)
Net reclassification from non-accretable difference	0	0
Balance, end of period	$ 4,154,000	$ 1,457,000